Acquisitions - Narrative (Details) - National Grid Electricity Distribution - GBP (£) £ in Millions		10 Months Ended	12 Months Ended		24 Months Ended
	Jun. 14, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	100.00%
Cash consideration	£ 7,881
Intercompany loan payable	350
Goodwill expected to be deductible for tax purposes	0
Other intangible assets	1,714
Fair value of acquired receivables	£ 270
Acquisition-related costs recognised			£ 95	£ 15	£ 110
Revenue of acquiree since acquisition date		£ 1,468
Profit before tax of acquiree since acquisition date		£ 781
Revenue of combined entity as if combination occurred at beginning of period			18,806
Profit of combined entity as if combination occurred at beginning of period			£ 3,600
Distribution network assets
Disclosure of detailed information about business combination [line items]
Useful economic life, property, plant and equipment	59 years
Trade receivables
Disclosure of detailed information about business combination [line items]
Fair value of acquired receivables	£ 86
Gross contractual amounts receivable for acquired receivables	103
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	17
Accrued income
Disclosure of detailed information about business combination [line items]
Fair value of acquired receivables	£ 139